Components of Net Postretirement Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Postretirement Benefits, U.S. Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Interest cost on the accumulated obligation	$ 297	$ 349	$ 416
Prior service (credit)	(153)	(86)	(86)
Net actuarial (gains) losses	(144)	16	(58)
Net Pension Cost		279	272
Postretirement Benefits, Non-U.S. Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost - Benefits earned during the period	1,264	1,185	745
Interest cost on the accumulated obligation	1,225	1,188	968
Net actuarial (gains) losses	516	470	72
Net Pension Cost	$ 3,005	$ 2,843	$ 1,785